Operating lease obligation	12 Months Ended
Dec. 31, 2025
Operating Lease Obligation
Operating lease obligation

8	Operating lease obligation

	December 31, 2024	December 31, 2025	December 31, 2025
	S$’000	S$’000	US$’000

Current portion	76	59	46
Non-current portion	59	-	-
	135	59	46

The Company’s operating lease right-of-use assets is related to the office lease agreements with lease terms for two years. The Company’s lease agreement does not contain any material residual value guarantees or material restrictive convents. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term with one year or less.

For the years ended December 31, 2023, 2024 and 2025, rent expenses for the short term lease amounted to S$21,000, S$6,000 and S$9,000 (US$7,000) respectively.

For the years ended December 31, 2023, 2024 and 2025, total rental expenses for all operating leases amounted to S$50,000, S$60,000 and S$80,000 (US$62,000) respectively.

The Company’s commitment for minimum lease payments under the operating lease that is within twelve months as of December 31, as follow:

Twelve months ending December 31,	Minimum lease payment
S$’000

2026	60
Total future lease payment	60
Amount representing interest	(1)
Present value of operating lease liabilities	59
Less: current portion	(59)
Non-current portion	-

RYDE GROUP LTD

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8	Operating lease obligation (continued)

The following summarizes other supplemental information about the Company’s operating leases as of December 31, 2025 and 2024:

	December 31, 2024	December 31, 2025
Weighted average discount rate	5%	5%
Weighted average remaining lease term (years)	1.83	0.83